Inventories, net (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Inventories, net
Raw materials	$ 620,252	$ 1,070,837
Packaging materials	63,703	56,723
Finished goods	81,975	243,980
Inventories	765,930	1,371,540
Less: allowance for inventory reserve	(49,652)	0
Total	$ 716,278	$ 1,371,540